RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase in the bunker prices of 10% per ton:
Changes in profit before tax		$ (18.3)	$ (15.6)
Changes in equity		$ (18.3)	$ (15.6)
SENSITIVITY TO CHANGES
Increase in the bunker prices of 10% per ton:
Changes in profit before tax	$ (20.7)
Changes in equity	$ (20.7)